Note 7 - Components of Working Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2022	2021

Inventories
Work-in-progress	$177,134	$109,419
Finished goods	32,340	24,657
Supplies and other	32,867	27,311
	$242,341	$161,387

Accrued liabilities
Accrued payroll and benefits	$146,852	$165,116
Value appreciation plans	9,403	1,402
Customer advances	6,397	5,490
Other	119,672	114,396
	$282,324	$286,404